SIGNIFICANT JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Increase (decrease) in existing provisions, other provisions	$ (24)	$ 62	$ 82	$ 7
Pascua-Lama | Chile
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Amounts received from VAT refunds		$ 469		$ 469	$ 484
Interest payable	335		335		313
Revenue, performance obligation	3,538		3,538
Pascua-Lama | Argentina
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Value added tax receivables	$ 145		$ 145		$ 221